Payables to third parties (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Payables to third parties	R$ 4,324,198	R$ 3,080,569
Total	R$ 4,324,198	R$ 3,080,569